Discontinued Operation - Summary of Results of Discontinued Operation (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [Line Items]
(Loss)/profit for the year from operating activities	$ 13.1		$ 1.2	[1]	$ (8.2)	[1]
Profit/(loss) attributable to owners of the parent from discontinued operations	13.1		1.2	[1]	(8.2)	[1]
Darlot [Member]
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [Line Items]
Revenue	49.0		83.1		91.3
Cost of sales	(50.7)		(72.1)		(85.0)
Cost of sales before gold inventory change and amortisation and depreciation	(46.3)		(57.3)		(59.8)
Gold inventory change	(0.9)		(0.4)		0.6
Amortisation and depreciation	(3.5)		(14.4)		(25.8)
Other costs, net	(1.9)		(7.2)		(16.0)
(Loss)/profit before royalties and taxation	(3.6)		3.8		(9.7)
Royalties	(1.1)		(2.0)		(2.1)
(Loss)/profit before taxation	(4.7)		1.8		(11.8)
Mining and income taxation	1.4		(0.6)		3.6
(Loss)/profit for the year from operating activities	(3.3)		1.2		(8.2)
Gain on sale of discontinued operation	23.5	$ 30.8	0.0		0.0
Income tax on gain on sale of discontinued operation	(7.1)		0.0		0.0
Profit/(loss) attributable to owners of the parent from discontinued operations	$ 13.1		$ 1.2		$ (8.2)

[1]	As Restated - Refer note 40 for further details.